Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Credit Commitments

The Group’s contingent liabilities and credit commitments comprised the following:

	2023	2024
	Nominal amount	Nominal amount

Commitments on loans and unused credit lines: Revocable loans	174,771	293,401
Guarantees issued and similar commitments	558	-

Total contingent liabilities and credit commitments	175,329	293,401